Warrants (Details Narrative)					1 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended
	Apr. 30, 2025 $ / shares shares	Apr. 04, 2025 USD ($) $ / shares shares	May 21, 2024 USD ($)	Dec. 21, 2023 USD ($) shares	Jul. 31, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 shares	Dec. 31, 2023 shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 18, 2023	Mar. 31, 2023 shares
Number of warrants | shares													201,965	239,464
Exercise price per share | $ / shares	$ 0.8202	$ 0.8202
Prefunded warrant price per share | $ / shares		0.8201
Payment of placement agents fees													$ 3,286,000
Warrant term	Apr. 04, 2030
Change in fair value of warrants							$ (612,000)	$ 58,000			$ (1,237,000)	$ 12,000
Exercised shares | shares											373,031		1,797,841
Net proceeds											$ 17,000	1,000	$ 4,000	$ 909,000
Proceeds from Issuance of Common Stock											600,000	3,334,000	3,529,000	13,513,000
Payments for Other Fees			$ 8,000,000										8,000,000
Net cash proceeds				$ 14,065,000									14,065,000
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position													150,000
Other Noncash Expense													1,202,000
Fai value asset liability recurring basis still held unrealized gain losses											4,946,000		3,819,000
Proceeds from Issuance of Warrants													$ 155,000	790,000
Percentage of gross proceeds													60.00%
Volume weighted average trading price of shares | $ / shares													$ 9.20
Class of warrant or right adjustment of exercise price of warrants or rights percent based on market value and newly issued price													180.00%
Redemption trigger price | $ / shares													$ 18.00
Noncash deemed dividend												661,000	$ 661,000
Other Liabilities, Fair Value Disclosure													330,000
Other Noncash Income Tax Expense													180,000
Other Noncash Income													$ 400,000
Other General and Administrative Expense														$ 5,419,000
Investor [Member]
Number of warrants | shares													27,413	300,000	300,000
Exercise price per share | $ / shares													$ 0.01	$ 3.00
Legacy Mobix's [Member]
Number of warrants | shares													201,965	239,464
Adjusted liability to estimated of fair value													$ 732,000
Minimum [Member]
Exercise price per share | $ / shares													$ 0.01	$ 0.01
Warrants and Rights Outstanding, Term													1 year	1 month
Maximum [Member]
Exercise price per share | $ / shares													$ 2.00	$ 3.00
Warrants and Rights Outstanding, Term													2 years	12 months
Measurement Input, Price Volatility [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input													55.0			55.0
Measurement Input, Price Volatility [Member] | Minimum [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input													54.8
Warrants and Rights Outstanding, Measurement Input													55.0	52.7
Measurement Input, Price Volatility [Member] | Maximum [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input													55.7
Warrants and Rights Outstanding, Measurement Input													55.6	54.1
Measurement Input, Expected Dividend Rate [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input													0
Warrants and Rights Outstanding, Measurement Input													0	0
Measurement Input, Risk Free Interest Rate [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input													4.5			4.5
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input													3.5
Warrants and Rights Outstanding, Measurement Input													4.7	3.6
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input													4.8
Warrants and Rights Outstanding, Measurement Input													5.3	5.5
Measurement Input, Expected Term [Member] | Minimum [Member]
Warrants and Rights Outstanding, Term													1 year	1 month
Business Combination, Contingent Consideration, Liability, Measurement Input													1
Measurement Input, Expected Term [Member] | Maximum [Member]
Warrants and Rights Outstanding, Term													2 years	12 months
Business Combination, Contingent Consideration, Liability, Measurement Input													5
P I P E Subscription Agreement [Member]
Exercise price per share | $ / shares													$ 0.01
P I P E Subscription Agreement [Member] | Minimum [Member]
Exercise price per share | $ / shares													5.79
Redemption trigger price | $ / shares													9.06
P I P E Subscription Agreement [Member] | Maximum [Member]
Exercise price per share | $ / shares													11.50
Redemption trigger price | $ / shares													$ 18.00
Legacy Mobix's [Member]
Interest expense												732,000
Private Warrants [Member]
Fair value of Private Warrants				$ 150,000							150,000		$ 150,000
Adjusted liability to estimated of fair value											300,000
Change in fair value of warrants											30,000	$ (412,000)
Fai value asset liability recurring basis still held unrealized gain losses											300,000		330,000
PIPE Common Warrants [Member]
Adjusted liability to estimated of fair value											3,456,000
Change in fair value of warrants							$ 600,000				1,207,000
Fai value asset liability recurring basis still held unrealized gain losses											$ 3,456,000
Private Placement [Member]
Number of warrants | shares								27,413				27,413
Payment of placement agents fees												$ 3,286,000	6,000	$ 13,396,000
Payment of fees and expenses													415,000
PIPE Common Warrants And Placement Agent Warrants [Member]
Fai value asset liability recurring basis still held unrealized gain losses													1,809,000
Common Stock [Member]
Number of warrants | shares	5,755,396							205,965				205,965
Exercise price per share | $ / shares								$ 0.01				$ 0.01
Warrant term description	The Company also extended the term of the Series B warrants from January 3, 2026 to April 3, 2026. The term of the Series A Warrants remains unchanged and will expire on January 3, 2030.
Noncash deemed dividend
Common Stock [Member] | Investor [Member]
Number of warrants | shares								27,413				27,413
Exercise price per share | $ / shares								$ 0.01				$ 0.01
Warrant [Member]
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position													6,397,000
Proceeds from Issuance of Warrants													82,000
April 2025 Offering [Member]
Exercise price per share | $ / shares		$ 0.8202
Prefunded warrant exercise price per share		0.01%
Common Warrants exercise price		$ 3,645,000
Payment of placement agents fees		$ 355,000
Prefunded Warrant [Member] | Private Placement [Member]
Payments for Other Fees													0.001
Net cash proceeds													$ 3,000
PIPE Common Warrant [Member] | Private Placement [Member] | Securities Purchase Agreement [Member]
Payments for Other Fees					$ 415,000
PIPE Common Warrants [Member]
Exercise price per share | $ / shares													$ 1.39
Series A Warrants [Member]
Warrants and Rights Outstanding, Term													5 years
Series B Warrants [Member]
Warrants and Rights Outstanding, Term													12 months
Placement Agent Warrants [Member]
Number of warrants | shares													201,439
Exercise price per share | $ / shares													$ 1.7375
Percentage of placement agent warrants cash fees payment													8.00%
Percentage of purchase of shares of common stock													7.00%
Public Warrants [Member]
Number of warrants | shares				6,000,000									6,000,000
Exercise price per share | $ / shares													$ 0.01
Private Warrant [Member]
Number of warrants | shares													3,400,000
Sponsor [Member]
Number of warrants | shares													400,000
Warrant [Member]
Proceeds from Issuance of Common Stock															$ 900,000
Class of warrant or right adjustment of exercise price of warrants or rights percent based on market value and newly issued price													115.00%
Legacy Mobix Warrants [Member]
Number of warrants | shares						260,000							373,031	950			200,000
Proceeds from Issuance of Common Stock						$ 3,000
Legacy Mobix Warrants [Member] | Minimum [Member]
Exercise price per share | $ / shares														$ 0.01
Legacy Mobix Warrants [Member] | Maximum [Member]
Exercise price per share | $ / shares														$ 3.00
Legacy Mobix Warrants [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Warrants and Rights Outstanding, Measurement Input														52.7
Legacy Mobix Warrants [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Warrants and Rights Outstanding, Measurement Input														54.1
Legacy Mobix Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Warrants and Rights Outstanding, Measurement Input														3.6
Legacy Mobix Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Warrants and Rights Outstanding, Measurement Input														5.4
Legacy Mobix Warrants [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Warrants and Rights Outstanding, Term														1 year
Common Class A [Member]
Common stock shares issued | shares		3,850,000					48,747,626				48,747,626		32,824,230	0
Number of warrants | shares	682,760	1,026,860						130,000				130,000
Exercise price per share | $ / shares	$ 1.39							$ 0.01				$ 0.01	$ 18.00
Payment of placement agents fees													$ 192,000
Converted shares into common stock | shares											369,671		150,953
Noncash deemed dividend												$ (604,000)	$ 609,000
Common Class A [Member] | Legacy Mobix's [Member]
Exercise price per share | $ / shares													$ 0.01
Common Class A [Member] | Legacy Mobix's [Member]
Number of warrants | shares								103,000				103,000
Exercise price per share | $ / shares								$ 0.01				$ 0.01
Common Class A [Member] | PIPE Warrants [Member]
Exercised shares | shares											1,500,000
Net proceeds											$ 15,000
Common Class A [Member] | Private Placement [Member]
Number of warrants | shares													407,000
Common Class A [Member] | Common Stock [Member]
Exercised shares | shares								1,323,528	29,880	168,235			1,521,643
Common Class A [Member] | April 2025 Offering [Member]
Number of warrants | shares		4,876,860
Common Class A [Member] | Prefunded Warrant [Member] | Securities Purchase Agreement [Member]
Number of warrants | shares					2,877,698
Common Class A [Member] | PIPE Common Warrant [Member] | Securities Purchase Agreement [Member]
Number of warrants | shares					5,755,396
Proceeds from Issuance of Common Stock					$ 4,000,000
Common Class A [Member] | Public Warrants [Member]
Exercise price per share | $ / shares													$ 11.50
Common Class A [Member] | Warrant [Member]
Number of warrants | shares													130,000
Exercise price per share | $ / shares													$ 0.01
Debt Conversion, Converted Instrument, Warrants or Options Issued | shares													103,000
Common Class A [Member] | Legacy Mobix Warrants [Member]
Number of warrants | shares													369,671
Series A Warrants [Member] | Prefunded Warrant [Member] | Private Placement [Member]
Number of warrants | shares													2,877,698
Series B Warrants [Member] | Prefunded Warrant [Member] | Private Placement [Member]
Number of warrants | shares													2,877,698